UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               ---------------------

Check here if Amendment [ ];               Amendment Number:
 This Amendment (Check only one.):         [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lane Five Capital Management LP
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Address:   1122 Kenilworth Drive, Suite 313
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           Towson, MD 21204
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Form 13F File Number:  028-12834
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott J. Liotta
         ----------------------------------
Title:     Chief Financial Officer
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Phone:     443-921-2060
         ----------------------------------

Signature, Place, and Date of Signing:

   /s/ Scott J. Liotta             Towson, Maryland          Februaray 14, 2011
   ----------------------      ------------------------      ------------------
        [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
                                        -----------------
Form 13F Information Table Entry Total:         27
                                        -----------------
Form 13F Information Table Value Total:    102,662
                                        -----------------
                                          (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE.

              FORM 13F INFORMATION TABLE AS OF DECEMBER 31, 2011

                                                                          SHARES/
                                   TITLE                        VALUE      PRN     SH/   PUT/   INVESMENT    OTHER  VOTING AUTHORITY
DESCRIPTION                      OF CLASS           CUSIP       X1000     AMOUNT   PRN   CALL  DISCRETION  MANAGERS SOLE SHARES NONE
-----------                      --------           -----       ------    ------   ---   ----  ----------  -------- ---- ------ ----
Abercrombie & Fitch Co. Cl A     Common            002896207     4,068      70,589 SH           SOLE        No      70,589
Ambassadors Group Inc.           Common            023177108     3,030     263,490 SH           SOLE        No     263,490
American Public Education, Inc.  Common            02913V103     4,510     121,094 SH           SOLE        No     121,094
Apollo Group Inc-Cl A            Common            037604105     2,113      53,500 SH           SOLE        No      53,500
Ares Capital Corp.               Closed End Fund   04010L103     5,571     338,048 SH           SOLE        No     338,048
Bridgepoint Education Inc.       Common            10807M105       499      26,240 SH           SOLE        No      26,240
Capitol Fed Financing Inc.       Common            14057J101     1,542     129,454 SH           SOLE        No     129,454
Corinthian Colleges Inc.         Common            218868107     4,163     798,975 SH           SOLE        No     798,975
CVS Caremark Corp                Common            126650100     3,925     112,874 SH           SOLE        No     112,874
DeVry Inc.                       Common            251893103     4,121      85,900 SH           SOLE        No      85,900
DirecTV                          Common            25490A101     3,793      95,000 SH           SOLE        No      95,000
Healthsouth Corp                 Common-New        421924309     4,856     234,490 SH           SOLE        No     234,490
Iberiabank Corp                  Common            450828108     4,069      68,815 SH           SOLE        No      68,815
ITT Educational Services Inc.    Common            45068B109     1,455      22,850 SH           SOLE        No      22,850
Lazard Ltd Cl A                  Common            G54050102     3,155      79,884 SH           SOLE        No      79,884
Learning Tree International Inc  Common            522015106     7,115     744,272 SH           SOLE        No     744,272
Market Leader, Inc.              Common            57056R103     1,866   1,060,222 SH           SOLE        No   1,060,222
Mastercard Inc.                  Common            57636Q104     6,818      30,422 SH           SOLE        No      30,422
Medcath Corporation              Common            58404W109     5,708     409,167 SH           SOLE        No     409,167
Microsoft Corp.                  Common            594918104       977      35,000 SH           SOLE        No      35,000
Raymond James Financial Inc.     Common            754730109     5,968     182,498 SH           SOLE        No     182,498
Republic Services Inc.           Common            760759100     4,514     151,184 SH           SOLE        No     151,184
SBA Communications Corp Cl A     Common            78388J106     4,268     104,246 SH           SOLE        No     104,246
Shaw Group Inc.                  Common            820280105     2,850      83,258 SH           SOLE        No      83,258
Smurfit-Stone Container Corp     Common            832727101     1,818      71,010 SH           SOLE        No      71,010
Visa Inc. Class A                Common            92826C839     2,815      40,000 SH           SOLE        No      40,000
Williams Controls Inc.           Common-New        969465608     7,074     667,325 SH           SOLE        No     667,325

                                                               102,661   6,079,807                               6,079,807